Information on remuneration - Accumulated annual pension entitlements and pension-related costs (Detail) - Board of management [Member]	Dec. 31, 2023 EUR (€)
Information on remuneration [Line Items]
Pension-related costs	€ 685,901
R. Jakobs [Member]
Information on remuneration [Line Items]
Age	49
Accumulated annual pension	€ 56,383
Pension-related costs	€ 299,689
A. Bhattacharya [Member]
Information on remuneration [Line Items]
Age	62
Accumulated annual pension	€ 40,324
Pension-related costs	€ 229,024
M.J. van Ginneken [Member]
Information on remuneration [Line Items]
Age	50
Accumulated annual pension	€ 53,769
Pension-related costs	€ 157,189